HEDGING TRANSACTIONS AND DERIVATIVE FINANCIAL INSTRUMENTS - Fair Value of Derivative Instruments Designed and Qualified as Hedging Relationships (Details) - Designated as Hedging Instrument - USD ($)
$ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative Instruments, Assets, Fair Value	$ 422	$ 172
Derivative Instruments, Liabilities, Fair Value	975	1,272
Foreign currency contracts | Prepaid Expenses and Other Current Assets
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative Instruments, Assets, Fair Value	311	109
Foreign currency contracts | Other noncurrent assets
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative Instruments, Assets, Fair Value	82	13
Foreign currency contracts | Accounts Payable and Accrued Liabilities
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative Instruments, Liabilities, Fair Value	14	111
Foreign currency contracts | Other Noncurrent Liabilities
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative Instruments, Liabilities, Fair Value	39	40
Commodity contracts | Prepaid Expenses and Other Current Assets
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative Instruments, Assets, Fair Value	2	0
Commodity contracts | Accounts Payable and Accrued Liabilities
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative Instruments, Liabilities, Fair Value	0	3
Interest rate contracts | Other noncurrent assets
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative Instruments, Assets, Fair Value	27	50
Interest rate contracts | Accounts Payable and Accrued Liabilities
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative Instruments, Liabilities, Fair Value	0	5
Interest rate contracts | Other Noncurrent Liabilities
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative Instruments, Liabilities, Fair Value	$ 922	$ 1,113